Equity Based Compensation - Schedule of Stock Based Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2023	Dec. 05, 2023
Schedule of Stock Based Compensation [Line Items]
Total	€ 269,125	€ 272,353	€ 961	€ 961	€ 388	€ 388
Equity based compensation for strategic advisors [Member]
Schedule of Stock Based Compensation [Line Items]
Total		261,389
Equity based compensation for other parties [Member]
Schedule of Stock Based Compensation [Line Items]
Total		3,228
Restricted stock units, share options and restricted stock awards [Member]
Schedule of Stock Based Compensation [Line Items]
Total	€ 4,508	4,508	€ 961	961	€ 190	190
Warrant expenses [Member]
Schedule of Stock Based Compensation [Line Items]
Total						€ 198